Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 107,909,993.77
Previously Paid Amount	0.00
Total Fee Amount	14,902.37
Total Offset Amount	0.00
Net Fee	$ 14,902.37